ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total

	(Dollars in Thousands - net of tax)

Balance - June 30, 2010	$84	$(2,322)	$(2,238)
Other comprehensive income (loss) before reclassifications	(86)	497	411
Net current-period other comprehensive income (loss)	(86)	497	411

Balance - June 30, 2011	(2)	(1,825)	(1,827)
Other comprehensive income (loss) before reclassifications	(6)	565	559
Amounts reclassified from accumulated other comprehensive income	(3)	(114)	(117)

Net current-period other comprehensive income (loss)	(9)	451	442

Balance - June 30, 2012	(11)	(1,374)	(1,385)
Other comprehensive income before reclassifications	119	549	668
Amounts reclassified from accumulated other comprehensive income (loss)	(30)	5	(25)

Net current-period other comprehensive income	89	554	643

Balance - June 30, 2013	$78	$(820)	$(742)

Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income

	Amount Reclassified from Accumulated Other Comprehensive Income
Details About Accumulated Other Comprehensive Income Components:	2013	2012	2011	Affected Line Item in the Statement Where Net Income is Presented

	(Dollars in Thousands)

Unrealized gains and losses on available-for-sale securities	$(46)	$(4)	$-	Investment security gains

	(46)	(4)	-	Total before tax
	(16)	(1)	-	Income tax expense

	(30)	(3)	-	Net of tax

Unrealized gains and losses on held-to-maturity securities	8	(172)		Gains recognized in comprehensive income

	8	(172)	-	Total before tax
	3	(58)	-	Income tax expense (benefit)

	5	(114)	-	Net of tax

Total reclassifications for the period	$(25)	$(117)	$-	Net of tax